Offerings - Offering: 1	May 05, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit | $ / shares	27.13
Maximum Aggregate Offering Price	$ 32,556,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,495.98
Offering Note	This Registration Statement on Form S-8 (this "Registration Statement") covers 1,200,000 shares of common stock, par value $0.01 per share ("Common Stock"), of Central Bancompany, Inc. (i) that may be issued under the Central Bancompany, Inc. 2026 Employee Stock Purchase Plan, (the "2026 ESPP") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended, any additional Central Bancompany, Inc. Common Stock that may become issuable under the 2026 ESPP by reason of any share dividend, share split or other similar transaction. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of the Common Stock covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee.
The price of $27.13 per share represents the average of the high and low sales prices of the Company’s Common Stock as reported on the Nasdaq on May 1, 2026, a date within five business days prior to the filing of this Registration Statement.
The Amount of Registration Fee is rounded up to the nearest penny.